Group Organization and Basis of Presentation of Consolidated Financial Statements	6 Months Ended
Jun. 30, 2018
Group Organization and Basis of Presentation of Consolidated Financial Statements [Abstract]
GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
2.	GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
The Group structure as at the reporting date is as follows: